Eaton Vance
Oregon Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.8%
Security	Principal Amount (000's omitted)	Value
Education — 6.9%
Oregon State University:
4.00%, 4/1/44	$1,980	$ 1,970,749
5.00%, 4/1/45	2,670	2,892,999
University of Oregon:
5.00%, 4/1/48	4,165	4,218,357
5.00%, 4/1/50	1,850	1,895,662
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	890,256
4.00%, 12/1/41	3,005	3,022,953
4.00%, 12/1/51	1,275	1,200,375
		$ 16,091,351
Electric Utilities — 2.5%
Central Lincoln People's Utility District, OR:
4.25%, 12/1/50	$1,750	$ 1,705,444
5.00%, 12/1/42	350	385,482
5.00%, 12/1/43	375	408,744
5.00%, 12/1/44	425	458,776
5.00%, 12/1/45	400	429,164
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	1,040	1,053,774
5.00%, 8/1/49	1,275	1,352,434
		$ 5,793,818
General Obligations — 43.3%
Beaverton School District No. 48J, OR:
5.00%, 6/15/48	$2,500	$ 2,684,196
5.00%, 6/15/52	1,195	1,246,736
Bend, OR:
5.00%, 6/1/42	1,255	1,378,710
5.00%, 6/1/50	1,270	1,357,212
Benton County, OR, 5.00%, 6/1/48	870	913,941
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,193,347
Cannon Beach, OR, 4.00%, 6/1/54	100	94,642
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,886,751
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	600	366,949
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,273,384
5.00%, 6/15/40	1,585	1,617,314
5.00%, 6/15/43	2,380	2,601,824
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	$1,000	$ 581,817
0.00%, 6/15/43	1,000	423,891
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,222,092
Deschutes County Administrative School District No. 1 Bend-La Pine, OR, 5.00%, 6/15/40	2,000	2,247,219
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,328,595
Forest Grove School District No. 15, OR, Washington County, 5.00%, 6/15/41	375	420,075
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,560	1,166,020
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,647,663
Lake Oswego, OR:
5.00%, 6/1/46	685	737,949
5.00%, 6/1/49	2,315	2,472,987
Lincoln County School District, OR:
0.00%, 6/15/37	1,000	1,107,922
0.00%, 6/15/38	1,000	1,098,595
0.00%, 6/15/39	1,000	1,090,590
0.00%, 6/15/40	500	538,338
Marion County School District No. 1 Gervais, OR:
5.25%, 6/15/44	2,630	2,890,490
5.25%, 6/15/49	1,925	2,088,253
Molalla River School District No. 35, OR, Clackamas County:
5.00%, 6/15/40	290	324,121
5.00%, 6/15/41	330	365,398
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow, OR, 5.00%, 6/15/37	1,340	1,375,212
North Clackamas School District No. 12, OR, Clackamas County, 5.00%, 6/15/39	1,620	1,688,404
Oregon:
5.00%, 5/15/32	600	661,946
5.00%, 8/1/42	1,615	1,642,644
5.00%, 5/1/44	6,995	7,229,147
5.00%, 11/1/50	500	535,541
(Liq: JPMorgan Chase Bank, N.A.), 2.85%, 6/1/45(1)	4,175	4,175,000
(SPA: U.S. Bank, N.A.), 2.75%, 12/1/36(2)	600	600,000
(SPA: U.S. Bank, N.A.), 2.80%, 6/1/39(1)	525	525,000
(SPA: U.S. Bank, N.A.), 2.80%, 6/1/41(1)	1,100	1,100,000
Oregon City School District No. 62:
5.00%, 6/15/40	625	707,682
5.00%, 6/15/41	925	1,036,184
5.00%, 6/15/46	1,855	2,001,030

Eaton Vance
Oregon Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	$4,635	$ 4,713,916
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	569,352
5.00%, (0.00% until 6/15/25), 6/15/39	550	622,434
5.00%, (0.00% until 6/15/25), 6/15/40	400	447,693
5.00%, (0.00% until 6/15/25), 6/15/42	425	466,523
5.00%, (0.00% until 6/15/25), 6/15/43	500	542,977
5.00%, (0.00% until 6/15/25), 6/15/44	725	782,099
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	105	105,236
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	921,868
0.00%, 6/15/30	700	603,290
Portland, OR:
5.00%, 4/1/41	1,220	1,322,046
5.00%, 5/1/43	1,250	1,363,176
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	1,068,918
Puerto Rico:
5.625%, 7/1/29	500	530,872
5.75%, 7/1/31	750	826,190
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,160	1,247,258
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	3,030,112
Redmond, OR:
5.00%, 6/1/28	605	605,589
5.00%, 6/1/38	975	1,021,807
5.00%, 6/1/42	125	134,304
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	898,400
0.00%, 6/15/30	1,215	1,057,481
Sandy, OR:
4.50%, 4/1/44	75	77,073
4.75%, 4/1/48	1,000	1,031,876
4.75%, 4/1/50	575	590,716
St. Helens School District No. 502, OR, 5.00%, 6/15/45	2,900	3,031,717
Tillamook County School District No. 9 Tillamook, OR:
5.00%, 6/15/42	1,290	1,407,100
5.00%, 6/15/43	1,305	1,409,295
Tillamook County, OR, 5.00%, 6/15/39	200	227,221
Washington and Clackamas Counties School District No. 23J, OR, Tigard-Tualatin, 5.00%, 6/15/43	3,000	3,289,664
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,261,791
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington County School District No. 13 Banks, OR: (continued)
0.00%, 6/15/51	$5,000	$ 1,430,978
West Linn, OR:
4.00%, 6/1/41	965	972,555
4.00%, 6/1/43	1,190	1,181,856
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	475	312,954
		$100,751,148
Hospital — 11.4%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,395	$ 3,438,454
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,515	4,632,230
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,506,656
(LOC: TD Bank, N.A.), 2.85%, 8/1/34(1)	4,220	4,220,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	300	315,755
5.00%, 10/1/40	1,750	1,797,711
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,539,495
Green Bonds, 4.00%, 7/1/41	2,605	2,618,433
Green Bonds, 4.00%, 7/1/44	1,825	1,762,398
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	1,625	1,629,118
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,076,712
		$ 26,536,962
Housing — 5.2%
Oregon Housing and Community Services Department:
3.80%, 7/1/34	$1,350	$ 1,354,447
4.60%, 7/1/43	1,950	1,987,080
4.75%, 1/1/49	925	938,928
(AMT), 3.45%, 1/1/33	910	901,430
(AMT), 5.15%, 7/1/42	870	881,499
(FHLMC), (FNMA), (GNMA), 4.20%, 7/1/40	3,780	3,797,483
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,140	2,167,054
		$ 12,027,921

Eaton Vance
Oregon Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,053,571
(NPFG), 5.25%, 7/1/34	2,120	2,143,054
		$ 3,196,625
Insured - General Obligations — 2.3%
Hermiston, OR, (AG), 4.00%, 12/1/44	$435	$ 425,520
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	2,765	3,050,015
Newport, OR:
(AG), 0.00%, 6/1/28	1,000	926,191
(AG), 0.00%, 6/1/29	1,165	1,044,974
		$ 5,446,700
Lease Revenue/Certificates of Participation — 1.0%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$545	$ 564,706
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	1,680	1,681,866
		$ 2,246,572
Other Revenue — 1.2%
Oregon State Lottery, 5.25%, 4/1/44	$2,575	$ 2,858,109
		$ 2,858,109
Senior Living/Life Care — 2.2%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 98,333
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,878,271
5.00%, 12/1/36	950	954,862
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	709,333
5.00%, 5/15/33	540	553,417
		$ 5,194,216
Special Tax Revenue — 3.2%
American Samoa Economic Development Authority:
5.00%, 9/1/34(3)(4)	$250	$ 265,526
5.00%, 9/1/38(3)	200	204,201
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/40	4,630	4,951,492
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,047,428
		$ 7,468,647
Security	Principal Amount (000's omitted)	Value
Transportation — 3.6%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,475	$ 1,558,259
(AMT), 5.00%, 7/1/36	1,165	1,181,355
(AMT), 5.00%, 7/1/44	865	877,513
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,518,732
Green Bonds, (AMT), 5.25%, 7/1/43	2,000	2,143,336
		$ 8,279,195
Water and Sewer — 9.6%
Beaverton, OR, Water Revenue, 5.00%, 4/1/38	$60	$ 64,262
Eugene, OR, Water Utility System Revenue, 5.00%, 8/1/48	1,600	1,686,071
Medford Water Commission, OR:
5.00%, 7/15/49	3,025	3,237,626
5.00%, 7/15/54	2,350	2,468,159
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	175	198,607
5.00%, 10/1/40	1,250	1,405,892
5.00%, 10/1/43	1,125	1,226,086
5.00%, 10/1/44	1,450	1,564,675
5.00%, 12/1/47	4,805	5,064,411
5.00%, 10/1/49	1,225	1,300,380
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,037,278
Rockwood Water People's Utility District, OR:
4.00%, 6/15/47	250	239,240
5.00%, 6/15/40	240	263,661
5.00%, 6/15/41	255	277,970
5.00%, 6/15/42	245	264,824
5.00%, 6/15/43	220	235,656
Tualatin Valley Water District, OR, 5.00%, 6/1/47	1,595	1,702,797
		$ 22,237,595
Total Tax-Exempt Municipal Obligations (identified cost $214,080,171)		$218,128,859

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.6%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(3)	$300	$ 293,753
Green Bonds, 2.37%, 11/1/27(3)	1,350	1,297,570

Eaton Vance
Oregon Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Morrow, OR, (Bonneville Corp.):
2.543%, 9/1/40	$1,550	$ 1,209,288
2.987%, 9/1/36	1,000	878,739
		$ 3,679,350
General Obligations — 0.9%
Portland, OR, 4.34%, 6/1/29	$2,065	$ 2,105,912
		$ 2,105,912
Insured - Housing — 0.6%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 1.659%, 7/1/26	$175	$ 172,084
(AG), 2.255%, 7/1/28	175	165,225
(AG), 2.579%, 7/1/30	250	228,337
(AG), 3.508%, 7/1/41	1,000	810,592
		$ 1,376,238
Insured - Special Tax Revenue — 0.4%
Hillsboro Economic Development Council, OR, (AG), 5.941%, 6/1/43	$890	$ 929,171
		$ 929,171
Total Taxable Municipal Obligations (identified cost $8,187,841)		$ 8,090,671
Total Investments — 97.3% (identified cost $222,268,012)		$226,219,530
Other Assets, Less Liabilities — 2.7%		$ 6,201,751
Net Assets — 100.0%		$232,421,281
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $2,061,050 or 0.9% of the Fund's net assets.
(4)	When-issued security.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2025, 4.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 2.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Oregon Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$218,128,859	$ —	$218,128,859
Taxable Municipal Obligations	—	8,090,671	—	8,090,671
Total Investments	$ —	$226,219,530	$ —	$226,219,530
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.